Offsets	Feb. 25, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Nuveen AMT-Free Municipal Credit Income Fund
Form or Filing Type	N-2
File Number	333-261173
Initial Filing Date	Nov. 18, 2021
Fee Offset Claimed	$ 9,270.00	[1]
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Shares, $0.01 par value per share
Unsold Securities Associated with Fee Offset Claimed | shares	0
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 100,000,000
Termination / Withdrawal Statement	In accordance with the Notes to Instruction 3.C.i. to Form N-2, this statement confirms that the offering of unsold Common Shares previously registered under the 2021 Registration Statement has terminated.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Nuveen AMT-Free Municipal Credit Income Fund
Form or Filing Type	424(b)(5)
File Number	333-261173
Filing Date	Dec. 17, 2021
Fee Paid with Fee Offset Source	$ 9,270.00	[1]

[1]	On November 18, 2021, the Registrant filed a Registration Statement (File No. 333-261173) to register an unspecified number of common shares and preferred shares to be offered on an immediate, continuous or delayed basis (the "2021 Registration Statement"). The 2021 Registration Statement went automatically effective on November 18, 2021, and, in accordance with Rules 456(b) and 457(r) under the Securities Act, deferred payment of all registration fees. On December 17, 2021, the Registrant filed a prospectus supplement pursuant to Rule 424(b)(5) and registered Common Shares, $0.01 par value per share, with a proposed maximum aggregate offering price of $100,000,000, with respect to which the Registrant paid filing fees of $9,270. As of the time of this filing, Common Shares with a maximum aggregate offering price of $100,000,000 remain unsold from the 2021 Registration Statement. Pursuant to Rule 457(p) under the Securities Act, a filing fee credit of $9,270, the amount of the prior filing fee attributable to the unsold Common Shares under the 2021 Registration Statement, remains available to offset future registration fees, which the Registrant has claimed in connection with this filing. In accordance with the Notes to Instruction 3.C.i. to Form N-2, this statement confirms that the offering of unsold Common Shares previously registered under the 2021 Registration Statement has terminated.